UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semiannual REPORT
June 30, 2023
Institutional Small-Cap Stock Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Small-Cap Stock Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Institutional Small-Cap Stock Fund
Market Commentary

Dear Investor
Most major global stock and bond indexes produced positive
returns during the first half of your fund’s fiscal year, the six-
month period ended June 30, 2023. Despite turmoil in the
banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major
economies and corporate earnings results came in stronger
than expected.
For the six-month period, the technology-oriented Nasdaq
Composite Index gained more than 30%, the strongest
result of the major benchmarks, as tech companies
benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
market counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, the information technology,
communication services, and consumer discretionary sectors
were all lifted by the tech rally and recorded significant
gains. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and the
energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core
inflation readings—which exclude volatile food and energy
prices—remained stubbornly high. In response, the Federal
Reserve raised its short-term lending benchmark rate to a
target range of 5.00% to 5.25% by early May, the highest level since 2007. The Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come
by the end of the year.
In the fixed income market, returns were generally positive
across most sectors as investors benefited from the higher
interest rates that have become available over the past
year. Investment-grade corporate bonds were supported
by generally solid balance sheets and were among the
strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we
believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been
contained by the swift actions of regulators, it could weigh on credit conditions. Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the
commentary on your fund’s performance and positioning that
we previously included in the semiannual shareholder letters.
The Securities and Exchange Commission (SEC) adopted new
rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report.
This change will require a much more concise summary of
performance rather than the level of detail we have provided historically while also aiming to be more visually engaging.
As we prepare to make changes to the annual reports to meet
the new report regulatory requirements by mid-2024, we
felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced,
you may continue to access current fund information as well
as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional Small-Cap Stock Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
12/31/22 6/30/23
Health Care 18.4% 19.2%
Industrials and Business Services 15.8  17.9
Financials 16.8  14.0
Information Technology 13.5  12.9
Consumer Discretionary 10.8  12.6
Real Estate 5.1  5.3
Energy 4.7  4.8
Consumer Staples 4.2  3.8
Materials 3.4  3.7
Utilities 3.8  3.0
Communication Services 0.5  0.2
Other and Reserves 3.0  2.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
Cava Group 1.7%
FirstService 1.3
Ingersoll Rand 1.3
Selective Insurance Group 1.1
EastGroup Properties 1.0
Element Solutions 1.0
Apellis Pharmaceuticals 1.0
Venture Global LNG 1.0
Ollie's Bargain Outlet Holdings 0.9
Molina Healthcare 0.9
PennyMac Financial Services 0.9
Lattice Semiconductor 0.9
DoubleVerify Holdings 0.9
Papa John's International 0.9
BellRing Brands 0.9
Burlington Stores 0.9
Abcam 0.8
Entegris 0.8
Teledyne Technologies 0.8
SPX Technologies 0.8
SiteOne Landscape Supply 0.8
Magnolia Oil & Gas 0.8
Federal Signal 0.8
Descartes Systems Group 0.8
Bruker 0.8
Total 23.8%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Institutional Small-Cap Stock Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INSTITUTIONAL SMALL-CAP STOCK FUND
Beginning
Account
Value
1/1/23
Ending
Account
Value
6/30/23
Expenses
Paid During
Period*
1/1/23 to
6/30/23
Actual $1,000.00 $1,088.30 $3.42
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.52   3.31
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.66%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Institutional Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 23 .90 $ 32 .85 $ 30 .62 $ 25 .61 $ 20 .30 $ 23 .72
Investment activities
Net investment income
(1)(2)
0 .04 0 .06 0 .01 0 .05 0 .04 0 .07
Net realized and unrealized gain/
loss 2 .07 ( 7 .73 ) 5 .02 6 .35 6 .84 ( 0 .76 )
Total from investment activities 2 .11 ( 7 .67 ) 5 .03 6 .40 6 .88 ( 0 .69 )
Distributions
Net investment income – ( 0 .05 ) ( 0 .02 ) ( 0 .05 ) ( 0 .04 ) ( 0 .05 )
Net realized gain – ( 1 .23 ) ( 2 .78 ) ( 1 .34 ) ( 1 .53 ) ( 2 .68 )
Total distributions – ( 1 .28 ) ( 2 .80 ) ( 1 .39 ) ( 1 .57 ) ( 2 .73 )
NET ASSET VALUE
End of period $ 26 .01 $ 23 .90 $ 32 .85 $ 30 .62 $ 25 .61 $ 20 .30
Ratios/Supplemental Data
Total return
(2)(3)
8 .83% ( 23 .31 ) % 16 .77% 25 .00% 33 .96% ( 3 .07 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .66%
(4)
0 .66% 0 .66% 0 .66% 0 .66% 0 .66%
Net expenses after waivers/
payments by Price Associates 0 .66%
(4)
0 .66% 0 .66% 0 .66% 0 .66% 0 .66%
Net investment income 0 .31%
(4)
0 .21% 0 .02% 0 .19% 0 .17% 0 .26%
Portfolio turnover rate 13 .9% 25 .1% 18 .9% 22 .6% 28 .7% 39 .8%
Net assets, end of period (in millions) $ 4,211 $ 4,479 $ 6,158 $ 6,164 $ 5,645 $ 4,174
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Small-Cap Stock Fund
June 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.2%
COMMUNICATION SERVICES 0.2%
Interactive Media & Services 0.2%
Vimeo (1) 2,508,000 10,333
Total Communication Services 10,333
CONSUMER
DISCRETIONARY 12.4%
Automobiles 0.4%
Rivian Automotive, Class A  (1) 1,086,006 18,093
18,093
Broadline Retail 1.1%
Kohl's  309,888 7,143
Ollie's Bargain Outlet Holdings  (1) 681,628 39,487
46,630
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions  (1) 303,769 28,083
Clear Secure, Class A  979,313 22,691
Duolingo  (1) 158,301 22,628
Rover Group, Acquisition Date:
8/2/21, Cost $—  (1)(2) 361,837 12
Strategic Education  213,237 14,466
87,880
Hotels, Restaurants & Leisure 4.8%
BJ's Restaurants  (1) 500,353 15,911
Cava Group, Acquisition Date:
3/26/21, Cost $17,155  (1)(2)(3) 1,747,560 71,563
Chuy's Holdings  (1) 460,796 18,810
Dutch Bros, Class A  (1) 119,207 3,391
Fiesta Restaurant Group  (1) 1,119,976 8,893
Marriott Vacations Worldwide  71,573 8,783
Papa John's International  501,341 37,014
Red Rock Resorts, Class A  264,698 12,383
Torchys Holdings, Class A, Acquisition
Date: 11/13/20, Cost $17,607  (1)(2)
(4)(5) 2,059,233 11,161
Wyndham Hotels & Resorts  219,663 15,062
202,971
Household Durables 0.7%
Installed Building Products  57,100 8,003
Skyline Champion  (1) 311,068 20,360
28,363
Specialty Retail 2.8%
Burlington Stores  (1) 231,025 36,361
Caleres  426,400 10,204
Farfetch, Class A  (1) 1,148,494 6,937
Five Below  (1) 77,264 15,185
Floor & Decor Holdings, Class A  (1) 54,295 5,645
Monro  460,888 18,726
RH  (1) 29,562 9,743
Savers Value Village  (1) 165,188 3,915
Warby Parker, Class A  (1) 1,061,626 12,410
119,126
Shares/Par $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury
Goods 0.5%
Skechers USA, Class A  (1) 381,977 20,115
20,115
Total Consumer Discretionary 523,178
CONSUMER STAPLES 3.3%
Beverages 0.9%
Boston Beer, Class A  (1) 88,153 27,190
Coca-Cola Consolidated  19,210 12,218
39,408
Consumer Staples Distribution &
Retail 0.0%
Fresh Market, EC  (1)(4) 263,887 —
—
Food Products 1.5%
Nomad Foods  (1) 468,125 8,202
Post Holdings  (1) 246,601 21,368
Simply Good Foods  (1) 255,466 9,347
TreeHouse Foods  (1) 226,417 11,407
Utz Brands  908,074 14,856
65,180
Personal Care Products 0.9%
BellRing Brands  (1) 1,006,599 36,841
36,841
Total Consumer Staples 141,429
ENERGY 4.8%
Energy Equipment & Services 1.0%
Cactus, Class A  200,782 8,497
Liberty Energy, Class A  1,162,541 15,543
NexTier Oilfield Solutions  (1) 1,949,737 17,431
41,471
Oil, Gas & Consumable Fuels 3.8%
Devon Energy  366,324 17,708
Diamondback Energy  231,384 30,395
Kimbell Royalty Partners  219,007 3,222
Magnolia Oil & Gas, Class A  1,583,613 33,097
Range Resources  624,300 18,354
Southwestern Energy  (1) 1,691,557 10,166
Venture Global LNG, Series
B, Acquisition Date: 3/8/18,
Cost $577  (1)(2)(4) 191 3,438
Venture Global LNG, Series C,
Acquisition Date: 5/25/17 - 3/8/18,
Cost $8,412  (1)(2)(4) 2,319 41,742
158,122
Total Energy 199,593
FINANCIALS 13.7%
Banks 6.6%
BankUnited  467,213 10,068
Blue Foundry Bancorp  (1) 379,000 3,832
Cadence Bank  642,596 12,621
Capitol Federal Financial  942,544 5,815
Columbia Banking System  744,300 15,094

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CRB Group, Acquisition Date:
4/14/22, Cost $1,368  (1)(2)(4) 13,013 1,007
CrossFirst Bankshares  (1) 688,262 6,883
Dime Community Bancshares  418,718 7,382
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19,
Cost $1,511  (1)(2)(4) 151,114 3,022
Dogwood State Bank, Voting
Shares, Acquisition Date: 5/6/19,
Cost $742  (1)(2)(4) 74,220 1,484
Dogwood State Bank, Warrants,
5/6/24, Acquisition Date: 5/6/19,
Cost $—  (1)(2)(4) 22,533 235
East West Bancorp  434,714 22,949
Eastern Bankshares  674,700 8,279
Equity Bancshares, Class A  353,700 8,057
FB Financial  373,389 10,474
First Bancshares  416,332 10,758
Five Star Bancorp  356,402 7,973
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19,
Cost $2,456  (1)(2)(4) 245,627 592
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $—  (1)(2)(4) 47,055 7
Heritage Commerce  1,363,894 11,293
Home BancShares  463,329 10,564
Kearny Financial  736,600 5,193
Live Oak Bancshares  541,005 14,234
Origin Bancorp  532,466 15,601
Pacific Premier Bancorp  441,359 9,127
Pinnacle Financial Partners  288,806 16,361
Popular  146,929 8,892
SouthState  307,678 20,245
Texas Capital Bancshares  (1) 213,999 11,021
Veritex Holdings  449,770 8,064
Western Alliance Bancorp  273,782 9,985
277,112
Capital Markets 1.5%
Cboe Global Markets  187,622 25,894
P10, Class A  925,855 10,462
StepStone Group, Class A  539,865 13,394
TMX Group (CAD)  635,355 14,297
64,047
Consumer Finance 0.5%
Encore Capital Group  (1) 230,331 11,199
PRA Group  (1) 525,169 12,000
23,199
Financial Services 1.6%
Conyers Park III Acquisition  (1) 617,438 6,310
Essent Group  175,201 8,200
PennyMac Financial Services  552,042 38,814
Toast, Class A  (1) 706,688 15,950
69,274
Insurance 3.5%
Assurant  218,302 27,445
Axis Capital Holdings  541,940 29,173
Shares/Par $ Value
(Cost and value in $000s)
‡
First American Financial  232,571 13,261
Hanover Insurance Group  175,861 19,877
Kemper  254,802 12,297
Selective Insurance Group  491,905 47,198
149,251
Total Financials 582,883
HEALTH CARE 18.0%
Biotechnology 8.1%
Abcam, ADR  (1) 1,456,990 35,653
Agios Pharmaceuticals  (1) 198,600 5,624
Apellis Pharmaceuticals  (1) 462,152 42,102
Argenx, ADR  (1) 67,520 26,315
Ascendis Pharma, ADR  (1) 229,531 20,486
Avid Bioservices  (1) 885,383 12,369
Blueprint Medicines  (1) 314,199 19,857
Cerevel Therapeutics Holdings  (1) 240,454 7,644
Crinetics Pharmaceuticals  (1) 212,265 3,825
CRISPR Therapeutics  (1) 135,783 7,623
Cytokinetics  (1) 246,452 8,039
Generation Bio  (1) 545,086 2,998
HilleVax  (1) 151,854 2,610
Icosavax  (1) 408,539 4,057
Immatics  (1) 367,638 4,243
Insmed  (1) 991,349 20,917
Ionis Pharmaceuticals  (1) 350,071 14,363
Karuna Therapeutics  (1) 112,307 24,354
Kymera Therapeutics  (1) 129,514 2,978
Leap Therapeutics, Acquisition Date:
9/28/20, Cost $121  (1)(2) 9,500 27
MacroGenics  (1) 409,676 2,192
Morphic Holding  (1) 95,876 5,497
MorphoSys, ADR  (1) 1,203,913 8,993
Nkarta  (1) 536,710 1,175
Prothena  (1) 140,848 9,617
RAPT Therapeutics  (1) 218,507 4,086
Relay Therapeutics  (1) 237,980 2,989
Repare Therapeutics  (1) 212,400 2,247
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $—  (1)
(2) 45,404 177
Scholar Rock Holding  (1) 558,280 4,209
Vaxcyte  (1) 230,406 11,506
Verve Therapeutics  (1) 252,614 4,736
Xencor  (1) 350,606 8,755
Zentalis Pharmaceuticals  (1) 264,592 7,464
339,727
Health Care Equipment &
Supplies 3.3%
Embecta  598,138 12,920
ICU Medical  (1) 134,699 24,002
Masimo  (1) 108,731 17,892
Neogen  (1) 945,362 20,561
Outset Medical  (1) 681,089 14,895
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $7,145  (1)(2)(4) 1,897,440 911
Penumbra  (1) 21,658 7,452
PROCEPT BioRobotics  (1) 604,544 21,371

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
QuidelOrtho  (1) 228,917 18,968
138,972
Health Care Providers &
Services 3.9%
Alignment Healthcare  (1) 1,361,386 7,828
dentalcorp Holdings (CAD)  (1) 797,655 4,420
Guardant Health  (1) 311,231 11,142
ModivCare  (1) 247,695 11,198
Molina Healthcare  (1) 130,640 39,354
NeoGenomics  (1) 1,085,180 17,439
Option Care Health  (1) 589,116 19,140
Pennant Group  (1) 334,988 4,114
Privia Health Group  (1) 1,012,264 26,430
U.S. Physical Therapy  184,503 22,397
163,462
Health Care Technology 0.4%
Certara (1) 525,977 9,578
Doximity, Class A  (1) 267,307 9,094
18,672
Life Sciences Tools & Services 1.8%
10X Genomics, Class A  (1) 202,495 11,307
Adaptive Biotechnologies  (1) 260,406 1,747
Bruker  429,863 31,776
Olink Holding, ADR  (1) 425,150 7,972
Pacific Biosciences of California  (1) 1,243,490 16,538
Repligen  (1) 42,915 6,071
75,411
Pharmaceuticals 0.5%
Catalent (1) 316,124 13,707
Structure Therapeutics, ADR  (1) 78,267 3,253
Ventyx Biosciences  (1) 104,073 3,414
20,374
Total Health Care 756,618
INDUSTRIALS & BUSINESS
SERVICES 17.0%
Aerospace & Defense 0.9%
Bombardier, Class B (CAD)  (1) 175,625 8,658
Cadre Holdings  247,279 5,391
Parsons  (1) 485,131 23,354
37,403
Building Products 1.1%
AZZ  600,719 26,107
CSW Industrials  123,020 20,445
46,552
Commercial Services &
Supplies 1.6%
Casella Waste Systems, Class A  (1) 172,625 15,614
Rentokil Initial (GBP)  2,984,749 23,337
Stericycle  (1) 280,687 13,035
Tetra Tech  83,004 13,591
65,577
Construction & Engineering 0.2%
WillScot Mobile Mini Holdings  (1) 151,186 7,225
7,225
Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment 0.1%
Thermon Group Holdings  (1) 226,975 6,037
6,037
Ground Transportation 1.1%
Convoy, Warrants, 03/15/33,
Acquisition Date: 3/24/23, Cost $—  (1)
(2)(4) 51,254 —
Landstar System  81,478 15,688
Saia  (1) 91,649 31,381
47,069
Machinery 7.5%
ATS (1) 105,001 4,839
Enerpac Tool Group  780,442 21,072
EnPro Industries  106,055 14,162
Esab  174,926 11,640
ESCO Technologies  174,142 18,046
Federal Signal  508,806 32,579
Graco  251,183 21,690
Helios Technologies  343,294 22,688
Ingersoll Rand  846,763 55,344
John Bean Technologies  196,852 23,878
Marel (ISK)  1,195,327 3,810
Mueller Water Products, Class A  1,254,257 20,357
RBC Bearings  (1) 97,514 21,206
SPX Technologies  (1) 400,195 34,005
Toro  117,712 11,965
317,281
Passenger Airlines 0.5%
Allegiant Travel  (1) 154,677 19,533
19,533
Professional Services 1.7%
Booz Allen Hamilton Holding  72,473 8,088
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271  (1)(2)(4) 291,546 1,574
Clarivate  (1) 1,475,680 14,063
Huron Consulting Group  (1) 77,339 6,567
Legalzoom.com  (1) 437,874 5,290
Paycor HCM  (1) 662,806 15,689
SS&C Technologies Holdings  325,387 19,718
70,989
Trading Companies &
Distributors 2.3%
Air Lease  417,144 17,457
Beacon Roofing Supply  (1) 303,795 25,209
Rush Enterprises, Class A  261,575 15,888
SiteOne Landscape Supply  (1) 202,366 33,868
Xometry, Class A  (1) 216,793 4,592
97,014
Total Industrials & Business Services 714,680
INFORMATION
TECHNOLOGY 12.3%
Communications Equipment 0.1%
Infinera (1) 664,554 3,210
3,210

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments
& Components 4.2%
CTS  515,380 21,971
Littelfuse  90,947 26,494
Mirion Technologies  (1) 2,286,886 19,324
Napco Security Technologies  307,306 10,648
Novanta  (1) 106,745 19,652
PAR Technology  (1) 778,180 25,625
Teledyne Technologies  (1) 83,404 34,288
Vontier  607,629 19,572
177,574
IT Services 0.1%
ServiceTitan, Acquisition Date:
11/9/18 - 5/4/21, Cost $620  (1)(2)(4) 12,795 933
Themis Solutions, Acquisition Date:
4/14/21, Cost $1,604  (1)(2)(4) 71,410 1,272
2,205
Semiconductors & Semiconductor
Equipment 3.3%
Credo Technology Group Holding  (1) 657,627 11,403
Entegris  319,991 35,462
Lattice Semiconductor  (1) 400,444 38,471
MACOM Technology Solutions
Holdings  (1) 302,183 19,802
Onto Innovation  (1) 236,914 27,593
SiTime  (1) 70,900 8,364
141,095
Software 4.6%
Agilysys (1) 225,364 15,469
Amplitude, Class A  (1) 1,131,100 12,442
Braze, Class A  (1) 112,200 4,913
Descartes Systems Group  (1) 405,855 32,513
DoubleVerify Holdings  (1) 985,742 38,365
Envestnet  (1) 190,246 11,291
Five9  (1) 376,438 31,037
Manhattan Associates  (1) 93,684 18,726
Socure, Acquisition Date: 12/22/21,
Cost $1,200  (1)(2)(4) 74,692 559
Workiva  (1) 270,851 27,535
192,850
Total Information Technology 516,934
MATERIALS 3.4%
Chemicals 1.8%
Element Solutions  2,239,967 43,007
HB Fuller  129,741 9,278
Quaker Chemical  122,349 23,846
76,131
Metals & Mining 1.4%
Compass Minerals International  130,600 4,440
Constellium  (1) 1,556,315 26,769
ERO Copper (CAD)  (1) 434,000 8,780
Haynes International  362,633 18,429
58,418
Shares/Par $ Value
(Cost and value in $000s)
‡
Paper & Forest Products 0.2%
West Fraser Timber (CAD)  117,932 10,132
10,132
Total Materials 144,681
REAL ESTATE 5.3%
Health Care Real Estate Investment
Trusts 0.2%
Community Healthcare Trust, REIT  223,498 7,380
7,380
Industrial Real Estate Investment
Trusts 1.9%
EastGroup Properties, REIT  253,209 43,957
Rexford Industrial Realty, REIT  464,844 24,274
Terreno Realty, REIT  196,050 11,783
80,014
Real Estate Management &
Development 2.0%
Altus Group (CAD)  122,702 4,069
DigitalBridge Group  579,064 8,518
FirstService  360,379 55,531
Tricon Residential  1,646,112 14,502
82,620
Residential Real Estate Investment
Trusts 0.6%
Flagship Communities REIT  371,437 6,036
Independence Realty Trust, REIT  1,027,016 18,712
24,748
Specialized Real Estate Investment
Trusts 0.6%
CubeSmart, REIT  594,873 26,567
26,567
Total Real Estate 221,329
UTILITIES 3.1%
Electric Utilities 0.9%
IDACORP  248,149 25,460
MGE Energy  131,287 10,386
35,846
Gas Utilities 1.5%
Chesapeake Utilities  214,465 25,521
ONE Gas  129,473 9,945
Southwest Gas Holdings  410,166 26,107
61,573
Independent Power & Renewable
Electricity Producers 0.4%
NextEra Energy Partners  296,691 17,398
17,398

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Water Utilities 0.3%
California Water Service Group  234,610 12,113
12,113
Total Utilities 126,930
Total Miscellaneous Common
Stocks  0.7%  (6) 29,301
Total Common Stocks (Cost
$2,819,188) 3,967,889
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition
Date: 3/24/23, Cost $356  (1)(2)(4) 355,569 356
Total Convertible Bonds (Cost $356) 356
CONVERTIBLE PREFERRED STOCKS 3.2%
CONSUMER DISCRETIONARY 0.2%
Hotels, Restaurants & Leisure 0.1%
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,632  (1)(2)(4)(5) 404,324 2,191
2,191
Specialty Retail 0.1%
1661, Series F, Acquisition Date:
5/28/21, Cost $6,391  (1)(2)(4) 1,098,082 2,021
2,021
Total Consumer Discretionary 4,212
CONSUMER STAPLES 0.4%
Food Products 0.4%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $6,275  (1)(2)(4) 339,830 17,002
Total Consumer Staples 17,002
FINANCIALS 0.1%
Banks 0.1%
CRB Group, Acquisition Date:
1/28/22, Cost $4,795  (1)(2)(4) 45,609 3,528
Total Financials 3,528
HEALTH CARE 1.1%
Biotechnology 0.2%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $2,356  (1)(2)(4) 853,615 4,567
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $4,729  (1)(2)(4) 583,832 3,123
7,690
Health Care Equipment &
Supplies 0.1%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $2,939  (1)(2)(4) 2,892,844 2,939
2,939
Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers &
Services 0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,010  (1)(2)(4) 2,080,305 2,268
2,268
Life Sciences Tools & Services 0.7%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $2,524  (1)(2)(4) 214,212 2,524
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $3,365  (1)(2)(4) 381,143 1,109
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621  (1)(2)(4) 265,089 16,099
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $6,907  (1)(2)(4) 155,519 9,444
29,176
Total Health Care 42,073
INDUSTRIALS & BUSINESS
SERVICES 0.5%
Aerospace & Defense 0.2%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $3,410  (1)(2)(4) 75,721 2,431
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $6,074  (1)(2)(4) 1,087,799 5,472
7,903
Air Freight & Logistics 0.1%
FLEXE, Series C, Acquisition Date:
11/18/20, Cost $2,725  (1)(2)(4) 223,990 4,027
FLEXE, Series D, Acquisition Date:
4/7/22, Cost $1,607  (1)(2)(4) 78,800 1,417
5,444
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $2,969  (1)(2)(4) 142,571 1,898
1,898
Ground Transportation 0.1%
Convoy, Series C, Acquisition Date:
9/14/18, Cost $3,999  (1)(2)(4) 563,190 2,917
Convoy, Series D, Acquisition Date:
10/30/19, Cost $5,376  (1)(2)(4) 397,082 2,057
4,974
Professional Services 0.1%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $1,791  (1)(2)(4) 393,660 2,126
Checkr, Series D, Acquisition Date:
9/6/19, Cost $6,330  (1)(2)(4) 627,795 3,390
5,516
Total Industrials & Business Services 25,735
INFORMATION TECHNOLOGY 0.6%
IT Services 0.3%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $2,376  (1)(2)(4) 162,965 1,970

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $959  (1)(2)(4) 50,834 615
ServiceTitan, Series A-1, Acquisition
Date: 11/9/18, Cost $5  (1)(2)(4) 185 14
ServiceTitan, Series D, Acquisition
Date: 11/9/18, Cost $2,387  (1)(2)(4) 90,775 6,618
ServiceTitan, Series F, Acquisition
Date: 3/25/21, Cost $578  (1)(2)(4) 5,381 392
Themis Solutions, Series AA,
Acquisition Date: 4/14/21,
Cost $361  (1)(2)(4) 16,080 287
Themis Solutions, Series AB,
Acquisition Date: 4/14/21,
Cost $36  (1)(2)(4) 1,600 29
Themis Solutions, Series B,
Acquisition Date: 4/14/21,
Cost $39  (1)(2)(4) 1,750 31
Themis Solutions, Series E,
Acquisition Date: 4/14/21,
Cost $4,568  (1)(2)(4) 203,440 3,625
13,581
Software 0.3%
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214  (1)
(2)(4) 475,993 2,951
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,216  (1)(2)(4) 154,275 957
SecurityScorecard, Series
E, Acquisition Date: 3/5/21,
Cost $3,099  (1)(2)(4) 613,641 3,130
Seismic Software, Series E,
Acquisition Date: 12/13/18,
Cost $3,462  (1)(2)(4) 549,145 4,684
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $374  (1)(2)(4) 42,590 363
Socure, Series A, Acquisition Date:
12/22/21, Cost $1,459  (1)(2)(4) 90,776 679
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $1,197  (1)(2)(4) 74,504 557
Socure, Series B, Acquisition Date:
12/22/21, Cost $22  (1)(2)(4) 1,348 10
Socure, Series E, Acquisition Date:
10/27/21, Cost $2,775  (1)(2)(4) 172,687 1,292
14,623
Total Information Technology 28,204
MATERIALS 0.3%
Chemicals 0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $4,206  (1)(2)(4) 88,718 4,235
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $5,284  (1)(2)(4) 128,029 2,596
6,831
Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.1%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $3,092  (1)(2)(4) 112,792 4,825
4,825
Total Materials 11,656
Total Convertible Preferred Stocks
(Cost $132,532) 132,410
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve
Fund, 5.13%  (7)(8) 114,134,116 114,134
Total Short-Term Investments (Cost
$114,134) 114,134
Total Investments in Securities
100.1% of Net Assets
(Cost $3,066,210) $ 4,214,789

T. ROWE PRICE Institutional Small-Cap Stock Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $272,482 and represents 6.5% of net assets.
(3) Security is subject to a contractual sale restriction (lockup). The total value of such securities at period-end amounts to $71,563;
the remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or conditions in accordance with legal documents.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
ISK Iceland Krona
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Institutional Small-Cap Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ —# $ — $ 3,121+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government Reserve Fund, 5.13% $ 134,889  ¤   ¤ $ 114,134^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,121 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $114,134.

T. ROWE PRICE Institutional Small-Cap Stock Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $3,066,210) $ 4,214,789
Receivable for investment securities sold 9,439
Dividends receivable 2,185
Receivable for shares sold 1,716
Other assets 18
Total assets 4,228,147
Liabilities
Payable for investment securities purchased 8,249
Payable for shares redeemed 6,097
Investment management fees payable 2,336
Due to affiliates 10
Payable to directors 4
Other liabilities 143
Total liabilities 16,839
NET ASSETS $ 4,211,308
Net Assets Consist of:
Total distributable earnings (loss) $ 1,288,524
Paid-in capital applicable to 161,906,804 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 2,922,784
NET ASSETS $ 4,211,308
NET ASSET VALUE PER SHARE $ 26.01

T. ROWE PRICE Institutional Small-Cap Stock Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend income (net of foreign taxes of $138) $ 21,692
.... ... ...
Expenses
Investment management 14,474
Prospectus and shareholder reports 28
Custody and accounting 133
Legal and audit 25
Registration 20
Proxy and annual meeting 11
Directors 8
Miscellaneous 2
Total expenses 14,701
Net investment income 6,991
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 99,315
Foreign currency transactions (5)
Net realized gain 99,310
Change in net unrealized gain / loss
Securities 271,812
Other assets and liabilities denominated in foreign currencies (4)
Change in net unrealized gain / loss 271,808
Net realized and unrealized gain / loss 371,118
INCREASE IN NET ASSETS FROM OPERATIONS
$ 378,109

T. ROWE PRICE Institutional Small-Cap Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 6,991 $ 10,152
Net realized gain 99,310 218,707
Change in net unrealized gain / loss 271,808 (1,654,215)
Increase (decrease) in net assets from operations 378,109 (1,425,356)
Distributions to shareholders
Net earnings – (228,755)
Capital share transactions
*
Shares sold 291,626 310,831
Distributions reinvested – 228,673
Shares redeemed (937,282) (564,639)
Decrease in net assets from capital share transactions (645,656) (25,135)
Net Assets
Decrease during period (267,547) (1,679,246)
Beginning of period 4,478,855 6,158,101
End of period $ 4,211,308 $ 4,478,855
*Share information (000s)
Shares sold 11,763 11,255
Distributions reinvested – 9,637
Shares redeemed (37,286) (20,905)
Decrease in shares outstanding (25,523) (13)

T. ROWE PRICE Institutional Small-Cap Stock Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Institutional Small-Cap Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date.
Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
In-Kind Subscriptions  Under certain circumstances, and when considered to be in the best interest of all shareholders, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution.
In-kind subscriptions result in no gain or loss and no tax consequences for the fund. During the six months ended June 30, 2023, the fund accepted $134,315,000 of in-kind subscriptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the
Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of

T. ROWE PRICE Institutional Small-Cap Stock Fund

contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR),
and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Institutional Small-Cap Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2023, totaled $(8,683,000) for the six months ended June 30, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,750,670 $ 149,282 $ 67,937 $ 3,967,889
Convertible Bonds — — 356 356
Convertible Preferred Stocks — — 132,410 132,410
Short-Term Investments 114,134 — — 114,134
Total $ 3,864,804 $ 149,282 $ 200,703 $ 4,214,789
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
6/30/23
Investment in Securities
Common Stocks $ 58,637 $ 10,512 $ — $ (1,212) $ 67,937
Convertible Bonds — — 356 — 356
Convertible Preferred Stocks 169,897 (20,332) — (17,155) 132,410
Total $ 228,534 $ (9,820) $ 356 $ (18,367) $ 200,703

T. ROWE PRICE Institutional Small-Cap Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $67,937 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Enterprise value
to sales multiple
1.9x – 14.3x 3.0x Increase
Sales growth
rate
27% – 168% 98% Increase
Enterprise value
to gross profit
multiple
4.7x – 18.4x 9.5x Increase
Gross profit
growth rate
27% 27% Increase
Enterprise value
to EBITDA
multiple
19.3x 19.3x Increase
Price-to-earnings
multiple
8.4x – 11.9x 10.3x Increase
Price-to-earnings
growth rate
0% – 85% 43% Increase
Price to tangible
book value
multiple
0.8x - 0.9x 0.9x Increase
Tangible book
value growth rate
14% 14% Increase
Discount for lack
of marketability
10% 10% Decrease
Options pricing
model
Private company
valuation
—# —# —#
Risk-Free rate 4% 4% Increase
Volatility 37% – 39% 37% Increase
Convertible Bonds 356 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible Preferred Stocks $132,410 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
Comparable
Enterprise value
to sales multiple
0.8x – 14.3x 4.3x Increase

T. ROWE PRICE Institutional Small-Cap Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Sales growth
rate
15% – 172% 43% Increase
Enterprise value
to gross profit
multiple
2.3x – 18.4x 10.5x Increase
Gross profit
growth rate
27% – 39% 33% Increase
Enterprise value
to EBITDA
multiple
7.5x – 19.3x 12.3x Increase
EBITDA growth
rate
65% 65% Increase
Enterprise
value to gross
merchandise
value multiple
0.5x – 0.6x 0.6x Increase
Gross
merchandise
value growth rate
30% 30% Increase
Projected
enterprise value
to sales multiple
0.8x – 7.9x 4.8x Increase
Projected
enterprise value
to EBITDA
multiple
15.1x 15.1x Increase
Price-to-earnings
multiple
8.4x – 11.9x 10.3x Increase
Price-to-earnings
growth rate
0% – 85% 43% Increase
Rate of return 40% 40% Decrease
Discount rate for
cost of capital
15% – 40% 23% Decrease
Discount for
uncertainty
70% – 80% 72% Decrease
Discount for lack
of marketability
10% 10% Decrease

T. ROWE PRICE Institutional Small-Cap Stock Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $599,913,000 and $1,212,444,000, respectively, for the six months ended June 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $3,081,450,000. Net unrealized gain aggregated $1,133,335,000 at period-end, of which $1,442,756,000 related to appreciated investments and $309,421,000 related to depreciated investments.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.65% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund.
T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-
disbursing agent. For the six months ended June 30, 2023, expenses incurred pursuant to these service agreements were $58,000 for
Price Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.

T. ROWE PRICE Institutional Small-Cap Stock Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the six months ended June 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the six months ended June 30, 2023, these reimbursements amounted to $159,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional Small-Cap Stock Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-
nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 320,314,383 3,222,013
Mark J. Parrell 318,797,542 4,739,747
Kellye L. Walker 319,916,004 3,621,251
Eric L. Veiel 319,226,171 4,308,862

T. ROWE PRICE Institutional Small-Cap Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract)
between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement
(Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (Subadviser), on behalf of the fund.
In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and
Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by
independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and
Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31,
2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Institutional Small-Cap Stock Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many other T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate
(which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the third quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense
Group) and first quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the
United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Institutional Small-Cap Stock Fund

proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory
Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and
Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E129-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023